Pension and Other Postretirement Benefits, Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax provision related to AOCI [Abstract]
Deferred income taxes provision related to pension and other postretirement benefit amounts in accumulated other comprehensive income	$ 197	$ 158
Pension Plan [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	393	37
Actuarial (gain) loss arising during the period	166	362
Actuarial (gain) loss amortization included in net periodic benefit costs	(22)
Actuarial (gain) loss due to settlements and curtailments		(6)
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	537	393
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	21	10
Prior service cost (credit) arising during the period	(8)	12
Prior service cost (credit) amortization included in net periodic benefit cost	(3)
Prior service cost (credit) due to settlements and curtailments		(1)
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	10	21
Pension Plan [Member] | US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	433
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	431
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	0
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	0
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	23
Pension Plan [Member] | Non-US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	(40)
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	106
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	(21)
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	(10)
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	3
Prior service cost included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	3
Other Postretirement Plan [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	42	16
Actuarial (gain) loss arising during the period	32	26
Actuarial (gain) loss amortization included in net periodic benefit costs	(2)
Actuarial (gain) loss due to settlements and curtailments		0
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	72	42
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	3	0
Prior service cost (credit) arising during the period	(4)	3
Prior service cost (credit) amortization included in net periodic benefit cost	0
Prior service cost (credit) due to settlements and curtailments		0
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	(1)	3
Other Postretirement Plan [Member] | US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	46
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	61
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	(1)
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	(1)
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	3
Other Postretirement Plan [Member] | Non-US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	0
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	11
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	0
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	0
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	$ 1